Loans and Allowance for Credit Losses (Tables)	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at April 30, 2021 and October 31, 2020. Stage 1 represents those performing loans carried with up to a 12 month expected credit loss, Stage 2 represents those performing loans carried with a lifetime expected credit loss, and Stage 3 represents those loans with a lifetime credit loss that are credit impaired.

(Canadian $ in millions)	April 30, 2021				October 31, 2020
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	1	-	-	1	1	-	-	1
Very low	88,153	360	-	88,513	79,295	429	-	79,724
Low	21,254	2,737	-	23,991	24,490	2,481	-	26,971
Medium	11,535	4,489	-	16,024	11,560	6,461	-	18,021
High	117	334	-	451	172	446	-	618
Not rated	1,013	95	-	1,108	1,132	148	-	1,280
Impaired	-	-	441	441	-	-	409	409
Allowance for credit losses	60	52	14	126	51	75	16	142
Carrying amount	122,013	7,963	427	130,403	116,599	9,890	393	126,882
Loans: Consumer instalment and other personal
Exceptionally low	1,386	36	-	1,422	1,550	31	-	1,581
Very low	28,460	15	-	28,475	26,645	37	-	26,682
Low	22,017	623	-	22,640	20,935	585	-	21,520
Medium	10,192	3,912	-	14,104	10,324	4,334	-	14,658
High	418	1,364	-	1,782	429	1,470	-	1,899
Not rated	3,103	59	-	3,162	3,372	96	-	3,468
Impaired	-	-	333	333	-	-	340	340
Allowance for credit losses	127	379	101	607	134	429	105	668
Carrying amount	65,449	5,630	232	71,311	63,121	6,124	235	69,480
Loans: Credit cards (1)
Exceptionally low	2,238	-	-	2,238	2,252	-	-	2,252
Very low	355	-	-	355	1,106	15	-	1,121
Low	1,584	116	-	1,700	899	148	-	1,047
Medium	1,595	759	-	2,354	1,611	899	-	2,510
High	53	323	-	376	58	377	-	435
Not rated	465	-	-	465	524	-	-	524
Impaired	-	-	-	-	-	-	-	-
Allowance for credit losses	59	242	-	301	61	272	-	333
Carrying amount	6,231	956	-	7,187	6,389	1,167	-	7,556
Loans: Business and government (2)
Acceptable
Investment grade	134,620	1,529	-	136,149	129,100	3,242	-	132,342
Sub-investment grade	83,099	20,887	-	103,986	85,197	30,106	-	115,303
Watchlist	-	7,293	-	7,293	-	8,621	-	8,621
Impaired	-	-	2,226	2,226	-	-	2,889	2,889
Allowance for credit losses	544	924	526	1,994	510	1,044	606	2,160
Carrying amount	217,175	28,785	1,700	247,660	213,787	40,925	2,283	256,995
Commitments and financial guarantee contracts
Acceptable
Investment grade	139,307	2,029	-	141,336	138,141	1,628	-	139,769
Sub-investment grade	40,975	14,389	-	55,364	41,650	20,421	-	62,071
Watchlist	-	3,420	-	3,420	-	4,861	-	4,861
Impaired	-	-	886	886	-	-	1,261	1,261
Allowance for credit losses	206	216	23	445	211	288	12	511
Carrying amount (3)(4)	180,076	19,622	863	200,561	179,580	26,622	1,249	207,451

(1)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(2)	Includes customers’ liability under acceptances.
(3)
Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(4)	Certain commercial borrower commitments are conditional and may include recourse with other parties.

Summary of Continuity in Loss Allowance by Each Product Type
The following tables show the continuity in the loss allowance by product type for the three and six months ended April 30, 2021 and April 30, 2020. Transfers represent the amount of expected credit loss (ECL) that moved between stages during the period, for example, moving from a
12-month
(Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, and changes in economic forecasts and credit quality. Model changes includes new calculation models or methodologies.

(Canadian $ in millions)
For the three months ended	April 30, 2021				April 30, 2020
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	33	42	26	101	14	31	27	72
Transfer to Stage 1	9	(8)	(1)	-	5	(4)	(1)	-
Transfer to Stage 2	(1)	2	(1)	-	(1)	1	-	-
Transfer to Stage 3	-	(2)	2	-	-	(2)	2	-
Net remeasurement of loss allowance	12	24	2	38	11	13	2	26
Loan originations	7	-	-	7	2	-	-	2
Derecognitions and maturities	(1)	(3)	-	(4)	(1)	(1)	-	(2)
Model changes	-	-	-	-	(2)	(2)	-	(4)
Total Provision for Credit Losses (PCL) (1)	26	13	2	41	14	5	3	22
Write-offs (2)	-	-	(3)	(3)	-	-	(3)	(3)
Recoveries of previous write-offs	-	-	4	4	-	-	2	2
Foreign exchange and other	1	(2)	(7)	(8)	1	1	(2)	-
Balance as at end of period	60	53	22	135	29	37	27	93
Loans: Consumer instalment and other personal
Balance as at beginning of period	150	440	97	687	88	343	125	556
Transfer to Stage 1	52	(50)	(2)	-	38	(36)	(2)	-
Transfer to Stage 2	(9)	18	(9)	-	(6)	24	(18)	-
Transfer to Stage 3	(2)	(30)	32	-	-	(27)	27	-
Net remeasurement of loss allowance	(68)	38	28	(2)	(18)	82	61	125
Loan originations	24	-	-	24	12	-	-	12
Derecognitions and maturities	(6)	(10)	-	(16)	(4)	(8)	-	(12)
Model changes	-	-	-	-	5	25	-	30
Total PCL (1)	(9)	(34)	49	6	27	60	68	155
Write-offs (2)	-	-	(64)	(64)	-	-	(84)	(84)
Recoveries of previous write-offs	-	-	24	24	-	-	19	19
Foreign exchange and other	-	(5)	(5)	(10)	1	4	(3)	2
Balance as at end of period	141	401	101	643	116	407	125	648
Loans: Credit cards
Balance as at beginning of period	112	302	-	414	80	220	-	300
Transfer to Stage 1	41	(41)	-	-	29	(29)	-	-
Transfer to Stage 2	(9)	9	-	-	(11)	11	-	-
Transfer to Stage 3	(1)	(47)	48	-	(1)	(41)	42	-
Net remeasurement of loss allowance	(45)	70	6	31	12	163	25	200
Loan originations	10	-	-	10	4	-	-	4
Derecognitions and maturities	(2)	(8)	-	(10)	(1)	(6)	-	(7)
Model changes	-	-	-	-	-	-	-	-
Total PCL (1)	(6)	(17)	54	31	32	98	67	197
Write-offs (2)	-	-	(74)	(74)	-	-	(89)	(89)
Recoveries of previous write-offs	-	-	27	27	-	-	21	21
Foreign exchange and other	-	(1)	(7)	(8)	3	1	1	5
Balance as at end of period	106	284	-	390	115	319	-	434
Loans: Business and government
Balance as at beginning of period	791	1,102	583	2,476	348	519	467	1,334
Transfer to Stage 1	92	(89)	(3)	-	20	(19)	(1)	-
Transfer to Stage 2	(47)	57	(10)	-	(45)	46	(1)	-
Transfer to Stage 3	(1)	(13)	14	-	(1)	(40)	41	-
Net remeasurement of loss allowance	(143)	114	49	20	237	279	236	752
Loan originations	67	-	-	67	53	-	-	53
Derecognitions and maturities	(38)	(45)	-	(83)	(27)	(25)	-	(52)
Model changes	(5)	(19)	-	(24)	(23)	12	-	(11)
Total PCL (1)	(75)	5	50	(20)	214	253	275	742
Write-offs (2)	-	-	(73)	(73)	-	-	(175)	(175)
Recoveries of previous write-offs	-	-	14	14	-	-	16	16
Foreign exchange and other	(27)	(32)	(33)	(92)	18	23	3	44
Balance as at end of period	689	1,075	541	2,305	580	795	586	1,961
Total as at end of period	996	1,813	664	3,473	840	1,558	738	3,136
Comprised of: Loans	790	1,597	641	3,028	672	1,376	728	2,776
Other credit instruments (3)	206	216	23	445	168	182	10	360

(1)	Excludes PCL on other assets of $2 million for the three months ended April 30, 2021 ($2 million for the three months ended April 30, 2020).
(2)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(3)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

(Canadian $ in millions)
For the six months ended	April 30, 2021				April 30, 2020
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	51	75	26	152	15	33	38	86
Transfer to Stage 1	34	(26)	(8)	-	11	(10)	(1)	-
Transfer to Stage 2	(2)	17	(15)	-	(1)	3	(2)	-
Transfer to Stage 3	-	(9)	9	-	-	(3)	3	-
Net remeasurement of loss allowance	(33)	5	26	(2)	2	17	7	26
Loan originations	13	-	-	13	4	-	-	4
Derecognitions and maturities	(3)	(7)	-	(10)	(1)	(2)	-	(3)
Model changes	-	-	-	-	(2)	(2)	-	(4)
Total PCL (1)	9	(20)	12	1	13	3	7	23
Write-offs (2)	-	-	(6)	(6)	-	-	(6)	(6)
Recoveries of previous write-offs	-	-	4	4	-	-	4	4
Foreign exchange and other	-	(2)	(14)	(16)	1	1	(16)	(14)
Balance as at end of period	60	53	22	135	29	37	27	93
Loans: Consumer instalment and other personal
Balance as at beginning of period	148	454	105	707	89	333	136	558
Transfer to Stage 1	117	(112)	(5)	-	79	(74)	(5)	-
Transfer to Stage 2	(16)	34	(18)	-	(10)	45	(35)	-
Transfer to Stage 3	(3)	(52)	55	-	(2)	(52)	54	-
Net remeasurement of loss allowance	(133)	109	59	35	(62)	144	106	188
Loan originations	43	-	-	43	23	-	-	23
Derecognitions and maturities	(13)	(24)	-	37	(8)	(18)	-	(26)
Model changes	-	-	-	0	5	25	-	30
Total PCL (1)	(5)	(45)	91	41	25	70	120	215
Write-offs (2)	-	-	(129)	(129)	-	-	(167)	(167)
Recoveries of previous write-offs	-	-	46	46	-	-	42	42
Foreign exchange and other	(2)	(8)	(12)	(22)	2	4	(6)	-
Balance as at end of period	141	401	101	643	116	407	125	648
Loans: Credit cards
Balance as at beginning of period	110	321	-	431	80	225	-	305
Transfer to Stage 1	99	(99)	-	-	57	(57)	-	-
Transfer to Stage 2	(15)	15	-	-	(16)	16	-	-
Transfer to Stage 3	(1)	(87)	88	-	(1)	(81)	82	-
Net remeasurement of loss allowance	(100)	150	20	70	(13)	227	48	262
Loan originations	17	-	-	17	8	-	-	8
Derecognitions and maturities	(3)	(15)	-	(18)	(2)	(12)	-	(14)
Model changes	-	-	-	-	-	-	-	-
Total PCL (1)	(3)	(36)	108	69	33	93	130	256
Write-offs (2)	-	-	(142)	(142)	-	-	(177)	(177)
Recoveries of previous write-offs	-	-	47	47	-	-	47	47
Foreign exchange and other	(1)	(1)	(13)	(15)	2	1	-	3
Balance as at end of period	106	284	-	390	115	319	-	434
Loans: Business and government
Balance as at beginning of period	658	1,258	608	2,524	338	496	311	1,145
Transfer to Stage 1	271	(267)	(4)	-	64	(57)	(7)	-
Transfer to Stage 2	(63)	75	(12)	-	(53)	55	(2)	-
Transfer to Stage 3	(2)	(66)	68	-	(2)	(63)	65	-
Net remeasurement of loss allowance	(215)	255	107	147	176	373	424	973
Loan originations	145	-	-	145	100	-	-	100
Derecognitions and maturities	(66)	(93)	-	(159)	(42)	(50)	-	(92)
Model changes	(5)	(19)	-	(24)	(23)	12	-	(11)
Total PCL (1)	65	(115)	159	109	220	270	480	970
Write-offs (2)	-	-	(184)	(184)	-	-	(216)	(216)
Recoveries of previous write-offs	-	-	27	27	-	-	23	23
Foreign exchange and other	(34)	(68)	(69)	(171)	22	29	(12)	39
Balance as at end of period	689	1,075	541	2,305	580	795	586	1,961
Total as at end of period	996	1,813	664	3,473	840	1,558	738	3,136
Comprised of: Loans	790	1,597	641	3,028	672	1,376	728	2,776
Other credit instruments (3)	206	216	23	445	168	182	10	360

(1)	Excludes PCL on other assets of $(4) m illion for the six months ended April 30, 2021 ($3 million for the six months ended April 30, 2020).
(2)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(3)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Schedule of Loans and Allowance for Credit Losses by Geographic Region
Loans and allowance for credit losses by geographic region as at April 30, 2021 and October 31, 2020 are as follows:

(Canadian $ in millions)	April 30, 2021				October 31, 2020
	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net Amount	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net Amount
By geographic region (1):
Canada	287,405	359	1,302	285,744	276,975	303	1,323	275,349
United States	150,910	282	1,059	149,569	161,725	410	1,225	160,090
Other countries	9,322	-	26	9,296	12,023	14	28	11,981
Total	447,637	641	2,387	444,609	450,723	727	2,576	447,420

(1)	Geographic region is based upon country of ultimate risk.
(2)	Excludes allowance for credit losses on impaired loans of $ 23 million for other credit instruments, which is included in other liabilities ($12 million as at October 31, 2020).
(3)	Excludes allowance for credit losses on performing loans of $ 422 million for other credit instruments, which is included in other liabilities ($499 million as at October 31, 2020).
  Certain comparative figures have been reclassified to conform with the current period’s presentation.

Schedule of Impaired Loans, Including the Related Allowances
Impaired (Stage 3) loans, including the related allowances, as at April 30, 2021 and October 31, 2020 are as follows:

(Canadian $ in millions)	April 30, 2021			October 31, 2020
	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)
Residential mortgages	441	14	427	409	16	393
Consumer instalment and other personal	333	101	232	340	105	235
Business and government (1)	2,226	526	1,700	2,889	606	2,283
Total	3,000	641	2,359	3,638	727	2,911
By geographic region (2):
Canada	1,363	359	1,004	1,343	303	1,040
United States	1,595	282	1,313	2,211	410	1,801
Other countries	42	-	42	84	14	70
Total	3,000	641	2,359	3,638	727	2,911

(1)	Includes customers’ liability under acceptances.
(2)	Geographic region is based upon the country of ultimate risk.
(3)	Gross impaired loans and net impaired loans exclude purchased credit impaired loans.
(4)	Excludes allowance for credit losses on impaired loans of $ 23 million for other credit instruments, which is included in other liabilities ($12 million as at October 31, 2020).

Summary of Loans that are Past Due but not Classified as Impaired	The following table presents loans that are past due but not classified as impaired as at April 30, 2021 and October 31, 2020.

(Canadian $ in millions)			April 30, 2021				October 31, 2020
	1 to 29 days	30 to 89 days	90 days or more	Total	1 to 29 days	30 to 89 days	90 days or more	Total
Residential mortgages	721	383	15	1,119	806	543	43	1,392
Credit card, consumer instalment and other personal	1,202	275	77	1,554	2,136	345	65	2,546
Business and government	86	94	28	208	180	330	22	532
Total	2,009	752	120	2,881	3,122	1,218	130	4,470
Fully secured loans with amounts past due between 90 and 180 days that we have not classified as impaired totalled $32 million and $53 million as at April 30, 2021 and October 31, 2020, respectively.

Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period	The following table shows certain key economic variables used to estimate the allowance on performing loans during the forecast period. This table is typically provided on an annual basis; however, given the significant level of uncertainty in the forward-looking information due to the impact of
COVID-19,
the disclosures have been provided as an update to the information in BMO’s 2020 Annual Report. The values shown represent the national annual average values for calendar 2021 and 2022 for all scenarios. While the values disclosed below are national variables, we use regional variables in our underlying models and consider factors impacting particular industries where appropriate.

	As at April 30, 2021								As at October 31, 2020
All figures are average annual values	Benign scenario		Base scenario		Adverse scenario				Benign scenario		Base scenario		Adverse scenario
	2021	2022	2021	2022	2021		2022		2021	2022	2021	2022	2021	2022
Real GDP growth rates (1)
Canada	8.2%	5.6%	6.0%	4.0%	(0.9	) %	(1.1	) %	9.0%	4.0%	6.0%	3.0%	(2.1)%	0.8%
United States	8.7%	5.7%	6.5%	4.5%	(1.6	) %	(1.2	) %	7.0%	3.7%	4.0%	3.0%	(2.9)%	0.8%
Corporate BBB 10-year spread
Canada	1.5%	1.9%	1.9%	2.2%	3.6%		4.4%		1.8%	2.0%	2.2%	2.2%	4.5%	4.0%
United States	1.0%	1.2%	1.4%	1.5%	4.2%		4.5%		1.6%	1.8%	2.0%	2.1%	4.4%	3.7%
Unemployment rates
Canada	6.4%	5.1%	7.8%	6.3%	12.0%		13.9%		6.4%	5.9%	8.0%	7.1%	13.8%	13.9%
United States	4.6%	3.4%	5.4%	4.1%	9.8%		12.3%		5.2%	4.6%	6.8%	5.6%	12.6%	12.7%
Housing Price Index (1)
Canada (2)	20.8%	10.0%	17.8%	5.1%	(12.3	) %	(18.7	) %	9.6%	5.4%	4.5%	2.5%	(9.1)%	(4.6)%
United States (3)	10.9%	6.5%	8.6%	4.1%	(8.6	) %	(15.8)%		4.7%	4.2%	1.4%	2.7%	(7.3)%	(2.2)%

(1)	Real gross domestic product and housing price index are year-over-year growth rates.
(2)	In Canada, we use the HPI Benchmark Composite.
(3)	In the United States, we use the National Case-Shiller House Price Index.